APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
STI Classic Funds
One Freedom Valley Drive
Oaks, PA 19456

2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]
Prime Quality Money Market Fund
Institutional Cash Management Money Market Fund
Investment Grade Bond Fund
Capital Appreciation Fund
Short-Term Bond Fund
U.S. Government Securities Fund
Small Cap Growth Fund
Institutional U.S. Government Securities Money Market Fund
U.S. Treasury Money Market Fund
Tax Free Money Market Fund
Growth & Income Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Maryland Municipal Bond Fund
Life Vision Maximum Growth Portfolio
Life Vision Growth & Income Portfolio
Life Vision Balanced Portfolio
U.S. Government Securities Money Market Fund
Tax-Exempt Money Market Fund
Institutional U.S. Treasury Money Market Fund
Investment Grade Tax-Exempt Bond Fund
Value Income Fund
Short-Term Treasury Fund
Sunbelt Equity Fund
Tax Sensitive Growth Stock Fund
Mid-Cap Equity Fund
Balanced Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond fund
<PAGE >  2


Limited-Term Federal Mortgage Fund
Small Cap Equity Fund


3. Investment Company Act File Number:  811- 0757

    Securities Act File Number:  33 -45671

4(a). Last day of fiscal year for which this Form is filed:
	May 31, 1999

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 21,762,830,588
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 19,224,311,988.30
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 19,224,311,988.30
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 2,538,518,599.70
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $  0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000278
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 705,708.17

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=  $ 705,708.17



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Carol Rooney

	   Carol Rooney, Controller, Chief Financial Officer

        Date: August 27, 1999